[INFORMATION IN BRACKETS IS INSTRUCTIONAL AND MUST
                          BE DELETED PRIOR TO FILING.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-09485
                                   ---------------------------------------------

                                  CHOICE FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

5299 DTC BOULEVARD SUITE 1150, GREENWOOD VILLAGE, CO             80111
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

       CHOICE INVESTMENT MANAGEMENT, LLC, 5299 DTC BOULEVARD SUITE 1150,
                          GREENWOOD VILLAGE, CO 80111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (303) 488-2200
                                                   -----------------------------

Date of fiscal year end:   OCTOBER 31
                        -----------------

Date of reporting period: APRIL 30, 2004
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                                                   [CHOICE LOGO]







                               [GRAPHIC OMITTED]











                            A CHOICE FOR ALL SEASONS
                                CHOICE FOCUS FUND
                              CHOICE BALANCED FUND
                             CHOICE LONG-SHORT FUND
                           CHOICE MARKET NEUTRAL FUND



                                             SEMI-ANNUAL REPORT - APRIL 30, 2004

                                  CHOICE FUNDS
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

                                Table of Contents



Perspectives from Patrick Adams . . . . . . . . . . . . . . . . . . . . . . . 4
Growth Chart
Choice Focus Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Choice Balanced Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Choice Long-Short Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
Choice Market Neutral Fund . . . . . . . . . . . . . . . . . . . . . . . . . .8
Schedule of Investments
Choice Focus Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
Choice Balanced Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Choice Long-Short Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Choice Market Neutral Fund  . . . . . . . . . . . . . . . . . . . . . . . . .16
Statement of Assets and Liabilities
Choice Focus Fund & Balanced Fund . . . . . . . . . . . . . . . . . . . . . .19
Choice Long-Short Fund & Market Neutral Fund . . . . . . . . . . . . . . . . 20
Statement of Operations
Choice Focus Fund & Balanced Fund . . . . . . . . . . . . . . . . . . . . . .21
Choice Long-Short Fund & Market Neutral Fund . . . . . . . . . . . . . . . . 22
Statements of Changes in Net Assets
Choice Focus Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
Choice Balanced Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .24
Choice Long-Short Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .25
Choice Market Neutral Fund  . . . . . . . . . . . . . . . . . . . . . . . . .26
Financial Highlights
Choice Focus Fund Class A . . . . . . . . . . . . . . . . . . . . . . . . . .27
Choice Focus Fund Class C  . . . . . . . . . . . . . . . . . . . . . . . . . 28
Choice Balanced Fund Class A  . . . . . . . . . . . . . . . . . . . . . . . .29
Choice Balanced Fund Class C  . . . . . . . . . . . . . . . . . . . . . . . .30
Choice Long-Short Fund Class A  . . . . . . . . . . . . . . . . . . . . . . .31
Choice Long-Short Fund Class C  . . . . . . . . . . . . . . . . . . . . . . .32
Choice Market Neutral Fund  . . . . . . . . . . . . . . . . . . . . . . . . .33
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .34

PERSPECTIVES FROM PATRICK ADAMS


[PICTURE OMITTED]       For the six-month period from October 31, 2003 through
                        April 30, 2004, the S&P 500(R)Index and NASDAQ Composite both rallied significantly in December and January. They were then in a consolidating correction through April.(1)

                        The semiconductor sector has declined (20.9)% from its high through April. Networking was also hit hard, down (24.9)% from its high. Each of the four sectors we consider core, technology, healthcare, consumer, and financials declined significantly from their intra 6-month high through the end of the six-month period. The S&P 500(R) Index held up relatively well for the 6-month period, up 6.27%, but declined over 4% from the high in March. The sectors that were hurt the most were generally economically sensitive, like technology. The NASDAQ was down (0.62)% for the six-month period, but declined over 10% from its high in January.

                        The correction in the market was related to three primary concerns: interest rates, valuations, and geopolitical concerns. The market is concerned that the economy is growing too strong and the Federal Reserve will have to increase interest rates. The short end of the yield curve went up considerably in yield and in our opinion, is now discounting as many as three quarter-point interest rate increases by the Fed. Additionally, investors have become concerned about business momentum slowing and making valuations expensive relative to interest rates. Actually, we believe the correction in the market has alleviated this concern as the market has become reasonably attractive based on continued growth prospects next year and still relatively low interest rates supporting still high price-to-earnings ratios.

Lastly, the market has been concerned about Iraq and terrorism, which has made oil prices rise. We believe oil has at least $10 of geopolitical risk premium built into the current $40 price. Our belief is that oil prices are in the process of starting to come back down. There is not much analysis you can do regarding the geopolitical environment, except to deal with it by making sure portfolios are adequately diversified.

The Choice Focus and Balanced Funds both seek capital appreciation and are concentrated portfolios.(2) Both, however, under-performed the S&P 500(R) Index during the six-month period. Both funds had strong fiscal year performance but pulled back more than the S&P 500(R) Index in March and April when the market corrected. Our performance was impacted by the correction in the technology sector, especially the semiconductor sector. We believe the semiconductor sector has very strong fundamentals and is driven by a global recovery.

The Choice Long-Short Fund has been very consistent during the past eighteen months, excluding the last half of March and April.(3) We were a little early reentering long positions and in particular, the semiconductor sector.

The Choice Market Neutral Fund is designed to have positive absolute returns.(3, 4) We intend to limit market exposure by investing in a balance of long and short positions. The Choice Market Neutral Fund lost money in the six-month period due to some of our pairs in technology and our small capitalization positions. We have reduced our exposure to both to where we believe it will be minimal relative to the market.

Although the months of March and April were difficult for Choice Funds, we are optimistic about our ability to have strong relative performance versus our benchmarks. The four Choice funds are intended to perform differently given the different seasons of the market.

 Sincerely


/S/ PATRICK ADAMS
-----------------
Patrick Adams, CFA Managing Partner



(1) The S&P500 Index Stock Index and NASDAQ Composite Index are an unmanaged index generally representative of the U.S. Stock Market. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
(2) The Focus Fund is non-diversified and therefore more exposed to individual stock volatility and market pressure than a fully diversified fund.
(3) To attempt to achieve its investment goal, the Fund may use derivatives strategies and other leveraging techniques speculatively. These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. In addition there is no guarantee that the price of a shorted security will fall. This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments. There is no guarantee the Fund will achieve its stated investment objective.
(4) There is no guarantee the Fund will achieve its stated investment objective.


 4   Choice Semi-Annual Report

                                                               CHOICE FOCUS FUND

                            INVESTMENT RETURNS TABLE*
                                                                       AVERAGE ANNUAL
                                                   ONE YEAR ENDED     SINCE INCEPTION
                                                  3-31-04  4-30-04  3-31-04    4-30-04
---------------------------------------------------------------------------------------
Choice Focus Class A (inception date 11-1-99)
      FUND WITH SALES LOAD EFFECT                  39.00%   16.41%  (15.58)%   (16.79)%
      FUND WITHOUT SALES LOAD EFFECT               47.20%   23.26%  (14.49)%   (15.74)%
---------------------------------------------------------------------------------------
Choice Focus Class C (inception date 3-2-04)
      FUND WITH SALES LOAD EFFECT                   NA       NA      (3.32)%+  (10.69)%+
      FUND WITHOUT SALES LOAD EFFECT                NA       NA      (2.35)%+   (9.78)%+
---------------------------------------------------------------------------------------
S&P 500(R) Stock Index (inception date 11-1-99)    35.12%   22.88%    (2.80)%   (3.09)%+

+ Not annualized

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS,
CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                             From 11-1-99 to 4-30-04


PLOT POINTS                          Class A         Class A
                                     No Load          Load
                     DATE               Focus         Focus            S&P 500
--------------------------------------------------------------------------------

                   11/1/1999            10,000          9,452            10,000
                   1/31/2000            11,680         11,040            10,261
                   4/30/2000            12,201         11,532            10,719
                   7/31/2000            14,012         13,244            10,589
                  10/31/2000            12,781         12,081            10,608
                   1/31/2001            11,810         11,162            10,168
                   4/30/2001             8,707          8,229             9,328
                   7/31/2001             7,773          7,347             9,071
                  10/31/2001             5,543          5,239             7,966
                   1/31/2002             6,357          6,008             8,526
                   4/30/2002             5,403          5,107             8,150
                   7/31/2002             3,806          3,597             6,928
                  10/31/2002             3,173          3,009             6,762
                   1/31/2003             3,485          3,294             6,563
                   4/30/2003             3,756          3,550             7,065
                   7/31/2003             4,278          4,044             7,665
                  10/31/2003             4,670          4,414             8,168
                   1/31/2004             5,102          4,822             8,891
                   4/30/2004             4,630          4,376             8,739



This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                                CHOICE FOCUS FUND

OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

                                                   Choice Semi-Annual Report   5


CHOICE BALANCED FUND


                            INVESTMENT RETURNS TABLE*
                                                                        AVERAGE ANNUAL
                                                     ONE YEAR ENDED    SINCE INCEPTION
                                                    3-31-04  4-30-04  3-31-04  4-30-04
----------------------------------------------------------------------------------------
Choice Balanced Class A (inception date 4-1-00)
      FUND WITH SALES LOAD EFFECT                    22.66%    8.16%  (7.14)%   (8.08)%
      FUND WITHOUT SALES LOAD EFFECT                 29.84%   14.54%  (5.82)%   (6.80)%
----------------------------------------------------------------------------------------
Choice Balanced Class C (inception date 3-2-04)
      FUND WITH SALES LOAD EFFECT                     NA       NA     (2.17)%+  (6.72)%+
      FUND WITHOUT SALES LOAD EFFECT                  NA       NA     (1.18)%+  (5.77)%+
----------------------------------------------------------------------------------------
S&P 500(R) Stock Index (inception date 4-1-00)       35.12%   22.88%  (5.48)%   (5.74)%+

+ Not annualized


PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The equity portion of the Fund's portfolio will generally consist of 30-50 securities; therefore, the Fund is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.



                    GROWTH OF AN ASSUMED $10,000 INVESTMENT*

                         From 4-1-00 to 4-30-04 $13,000


PLOT POINTS               Class A    Class A
                           No Load     Load
        DATE               Balanced   Balanced   S&P 500
--------------------------------------------------------------------------------

             4/1/2000       10,000      9,452       10,000
            4/30/2000       10,410      9,839        9,699
            7/31/2000       11,650     11,011        9,582
           10/31/2000       11,080     10,473        9,599
            1/31/2001       11,019     10,415        9,201
            4/30/2001        9,918      9,374        8,441
            7/31/2001        9,670      9,140        8,208
           10/31/2001        8,571      8,101        7,208
            1/31/2002        9,323      8,812        7,715
            4/30/2002        8,598      8,127        7,374
            7/31/2002        6,885      6,507        6,269
           10/31/2002        6,092      5,788        6,119
            1/31/2003        6,155      5,817        5,939
            4/30/2003        6,551      6,192        6,393
            7/31/2003        7,169      6,776        6,936
           10/31/2003        7,566      7,151        7,391
            1/31/2004        7,900      7,467        7,993
            4/30/2004        7,503      7,092        7,856



This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                              CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager would typically expect to be invested in 30-50 equity positions.


 6   Choice Semi-Annual Report


                                                          CHOICE LONG-SHORT FUND


INVESTMENT RETURNS TABLE*
                                                       ONE YEAR ENDED     SINCE INCEPTION
                                                      3-31-04  4-30-04   3-31-04   4-30-04
--------------------------------------------------------------------------------------------
Choice Long-Short Class A (inception date 2-1-01)
   FUND WITH SALES LOAD EFFECT                         11.06%   (7.32)%  (10.21)%  (13.11)%
   FUND WITHOUT SALES LOAD EFFECT                      17.47%   (1.90)%   (8.59)%  (11.58)%
--------------------------------------------------------------------------------------------
Choice Long-Short Class C (inception date 2-1-01)
   FUND WITH SALES LOAD EFFECT                         13.89%   (4.81)%  (10.60)%  (13.50)%
   FUND WITHOUT SALES LOAD EFFECT                      14.89%   (3.85)%  (10.60)%  (13.50)%
--------------------------------------------------------------------------------------------
S&P 500(R) Stock Index (inception date 2-1-01)         35.12%   22.88%    (4.40)%   (4.75)%


PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                             From 2-1-01 to 4-30-04



PLOT POINTS
                                Class A         Class A          Class C
          DATE                  No Load          Load                             S&P 500
----------------------------------------------------------------------------------------------
                 2/1/2001          10,000          9,452          10,000          10,000
                4/30/2001          10,640         10,057          10,550           9,174
                7/31/2001          10,580         10,000          10,420           8,922
               10/31/2001           9,660          9,130           9,530           7,834
                1/31/2002           9,490          8,970           9,340           8,385
                4/30/2002           8,490          8,025           8,310           8,015
                7/31/2002           7,300          6,900           7,120           6,814
               10/31/2002           6,200          5,860           5,980           6,651
                1/31/2003           6,620          6,257           6,340           6,455
                4/30/2003           6,840          6,465           6,500           6,948
                7/31/2003           7,230          6,834           6,810           7,538
               10/31/2003           7,460          7,051           6,960           8,034
                1/31/2004           7,710          7,287           7,200           8,639
                4/30/2004           6,710          6,342           6,250           8,491





This chart assumes an initial investment of $10,000 made on 2-1-01. Total Return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                             CHOICE LONG-SHORT FUND

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through all market conditions.

STRATEGY

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.


                                                   Choice Semi-Annual Report   7


CHOICE MARKET NEUTRAL FUND


                           INVESTMENT RETURNS TABLE*

                                                             ONE YEAR ENDED     SINCE INCEPTION
                                                            3-31-04  4-30-04   3-31-04   4-30-04
------------------------------------------------------------------------------------------------
Choice Market Neutral Class A (inception date 3-31-03)
   FUND WITH SALES LOAD EFFECT                              (4.91)%  (11.82)%   (4.91)%   (9.73)%
   FUND WITHOUT SALES LOAD EFFECT                            0.60%    (6.70)%    0.60%    (4.91)%
------------------------------------------------------------------------------------------------
Choice Market Neutral Class C (inception date 3-31-03)
   FUND WITH SALES LOAD EFFECT                              (1.30)%   (8.70)%   (1.30)%   (5.84)%
   FUND WITHOUT SALES LOAD EFFECT                           (0.30)%   (7.78)%   (0.30)%   (5.84)%
------------------------------------------------------------------------------------------------
S&P 500(R) Stock Index (inception date 3-31-03)             35.12%    22.88%    35.12%    27.93%


PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT*



PLOT POINTS
                       Class A          Class A        Class C
      DATE             No Load           Load                          S&P 500
------------------------------------------------------------------------------

    3/31/2003          10,000             9,452          10,000        10,000
    4/30/2003          10,150             9,594          10,160        10,824
    7/31/2003          10,390             9,820          10,370        11,743
   10/31/2003          10,360             9,792          10,310        12,515
    1/31/2004          10,430             9,858          10,350        13,531
    4/30/2004           9,470             8,951           9,370        13,300

This chart assumes an initial investment of $10,000 made on 3-31-03. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           CHOICE MARKET NEUTRAL FUND

OBJECTIVE

The Fund seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means that the Fund will generally maintain a balance of long and short positions. The Fund has a secondary goal of preservation of capital.

STRATEGY

The Portfolio Manager will use pair trading to attempt to capture the "alpha" and minimize the market and sector risks. He will also attempt to preserve capital and enhance returns by utilizing an aggressive risk management and trading process.(See the prospectus for additional information).



 8   Choice Semi-Annual Report


                                                               CHOICE FOCUS FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

NUMBER OF SHARES                                                          VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS                                  45.3%
               COMPUTERS-SOFTWARE                              2.6%
  10,000       Imageware Systems, Inc.*                                 $ 35,000
   6,000       Quest Software, Inc.*                                      67,500
  55,555       Validian Corp.*                                            50,000
  27,777       Validian Corp. Warrants*                                     --
                                                                        --------
                                                                         152,500
                                                                        --------

               DIVERSIFIED FINANCIAL SERVICES                  7.7%
     900       Citigroup, Inc.                                            43,281
   7,100       MBNA Corp.                                                173,098
   3,200       Morgan Stanley                                            164,448
   1,700       Northern Trust Corp.                                       71,876
                                                                        --------
                                                                         452,703
                                                                        --------

               ELECTRONIC-SEMICONDUCTOR MANUFACTURING         15.1%
   2,100       Applied Materials, Inc.*                                   38,283
  17,300       Asyst Technology Corp.*                                   114,353
   9,200       Cypress Semiconductor Corp.*                              128,524
   2,600       Linear Technology Corp.                                    92,638
   4,000       Maxim Integrated Products, Inc.                           183,960
     800       National Semiconductor Corp.*                              32,632
   1,100       Novellus Systems, Inc.*                                    31,856
  10,500       Skyworks Solutions, Inc.*                                  89,880
   1,900       Texas Instruments, Inc.                                    47,690
   3,900       Xilinx, Inc.                                              131,157
                                                                        --------
                                                                         890,973
                                                                        --------

               ENVIRONMENTAL CONTROL                           0.7%
  19,500       DDS Technologies USA, Inc.*                                39,975
                                                                        --------

               MEDIA                                           0.5%
   5,000       24/7 Real Media, Inc.*                                     27,100
                                                                        --------

               MEDICAL-BIOTECHNOLOGY                           0.9%
  89,500       GlycoGenesys, Inc.*                                        50,120
                                                                        --------

               OIL & GAS PRODUCERS                             0.5%
  18,400       Galaxy Energy Corp.*                                       27,600
                                                                        --------

               PHARMACEUTICALS                                 0.5%
     800       Watson Pharmaceuticals Corp.*                              28,488
                                                                        --------




SEE NOTES TO FINANCIAL STATEMENTS.

                                                 Choice Semi-Annual Report     9



CHOICE FOCUS FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               RETAIL-APPAREL/SHOES                            3.4%
   9,428       Pacific Sunwear of California, Inc.*                   $  202,419
                                                                      ----------

               RETAIL-HOME SPECIALTY                           8.8%
   5,400       Bed Bath & Beyond, Inc.*                                  200,448
   3,000       Home Depot, Inc.                                          105,570
   1,400       Kohls Corp.*                                               58,506
   3,000       Lowe's Companies, Inc.                                    156,180
                                                                      ----------
                                                                         520,704
                                                                      ----------

               TELECOMMUNICATIONS-EQUIPMENT                    4.6%
   1,200       Advanced Fibre Communications, Inc.*                       20,040
   5,067       Cisco Systems, Inc.*                                      105,748
   9,100       Extreme Networks, Inc.*                                    50,323
  18,500       ICG Communications, Inc.*                                  93,795
                                                                      ----------
                                                                         269,906
                                                                      ----------

               TOTAL COMMON STOCKS
               (Cost $3,052,202)                                       2,662,488
                                                                      ----------

PRINCIPAL VALUE
---------------
               SHORT-TERM INVESTMENTS                         53.0%
$3,121,996     UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit, 0.27%                     3,121,996
                                                                      ----------

               TOTAL SHORT-TERM INVESTMENTS
               (Cost $3,121,996)                                       3,121,996
                                                                      ----------

               TOTAL INVESTMENTS                              98.3%
               (Cost $6,174,198)                                      $5,784,484

               Other Assets less Liabilities                   1.7%       99,225

               NET ASSETS                                    100.0%   $5,883,709
                                                                      ==========



NUMBER OF CONTRACTS                                              UNREALIZED LOSS
--------------------------------------------------------------------------------

               FUTURES CONTRACT PURCHASED
       5       S&P 500 Futures Contracts maturing June 2004
               (Underlying Face Amount at Value $1,382,625)           $  (11,723)


*     Non-income producing securities.
ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

10   Choice Semi-Annual Report





                                                            CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS                                  31.2%
               DIVERSIFIED FINANCIAL SERVICES                  7.8%
     600       Citigroup, Inc.                                        $   28,854
   5,600       MBNA Corp.                                                136,528
   2,000       Morgan Stanley                                            102,780
   1,100       Northern Trust Corp.                                       46,508
                                                                      ----------
                                                                         314,670
                                                                      ----------

               ELECTRONIC-SEMICONDUCTOR MANUFACTURING          9.0%
   1,400       Applied Materials, Inc.*                                   25,522
   3,400       Asyst Technology Corp.*                                    22,474
   4,600       Cypress Semiconductor Corp.*                               64,262
   1,400       Linear Technology Corp.                                    49,882
   1,300       Maxim Integrated Products, Inc.                            59,787
     500       National Semiconductor Corp.*                              20,395
     700       Novellus Systems, Inc.*                                    20,272
   3,200       Skyworks Solutions, Inc.*                                  27,392
     300       Texas Instruments, Inc.                                     7,530
   1,900       Xilinx, Inc.                                               63,897
                                                                      ----------
                                                                         361,413
                                                                      ----------

               ENVIRONMENTAL CONTROL                           0.3%
   6,500       DDS Technologies USA, Inc.*                                13,325
                                                                      ----------

               MEDIA                                           0.1%
   1,000       24/7 Real Media, Inc.*                                      5,420
                                                                      ----------

               MEDICAL-BIOTECHNOLOGY                           0.3%
     400       Baxter International, Inc.                                 12,660
                                                                      ----------

               OIL & GAS PRODUCERS                             0.1%
   1,600       Galaxy Energy Corp.*                                        2,400
                                                                      ----------

               PHARMACEUTICALS                                 0.4%
     500       Watson Pharmaceuticals Corp.*                              17,805
                                                                      ----------

               RETAIL-APPAREL/SHOES                            3.5%
   6,500       Pacific Sunwear of California, Inc.*                      139,555
                                                                      ----------

               RETAIL-HOME SPECIALTY                           8.1%
   3,300       Bed Bath & Beyond, Inc.*                                  122,496
   2,000       Home Depot, Inc.                                           70,380
     700       Kohls Corp.*                                               29,253
   2,000       Lowe's Companies, Inc.*                                   104,120
                                                                      ----------
                                                                         326,249
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   11




CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               TELECOMMUNICATIONS-EQUIPMENT                    1.6%
     700       Advanced Fibre Communications, Inc.*                   $   11,690
     970       Cisco Systems, Inc.*                                       20,244
   5,800       Extreme Networks, Inc.*                                    32,074
                                                                      ----------
                                                                          64,008
                                                                      ----------
               TOTAL COMMON STOCKS
               (Cost $1,368,650)                                       1,257,505
                                                                      ----------


PRINCIPAL AMOUNT
----------------
               BONDS                                          21.4%
               FINANCIAL                                       5.0%
$100,000       Home Savings of America 6.50%, 8/15/04                    101,161
 100,000       Household Finance 6.00%, 5/1/04                           100,000
                                                                      ----------
                                                                         201,161
                                                                      ----------
               U.S. GOVERNMENT AND AGENCIES 16.4% U.S. Treasury Notes:
 185,000       1.25%, 5/31/05                                            184,205
 230,000       1.625%, 2/28/06                                           227,556
 250,000       3.25%, 8/15/08                                            248,457
                                                                      ----------
                                                                         660,218
                                                                      ----------
               TOTAL BONDS
               (Cost $861,560)                                           861,379
                                                                      ----------

               SHORT-TERM INVESTMENTS                         46.3%
1,862,795      UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit, 0.27%                     1,862,795
                                                                      ----------

               TOTAL SHORT-TERM INVESTMENTS
               (Cost $1,862,795)                                       1,862,795
                                                                      ----------

               TOTAL INVESTMENTS                              98.9%   $3,981,679
               (Cost $4,093,005)

               Other Assets less Liabilities                   1.1%       44,455

               NET ASSETS                                    100.0%   $4,026,134
                                                                      ==========

NUMBER OF CONTRACTS                                              UNREALIZED LOSS
--------------------------------------------------------------------------------

               FUTURES CONTRACT PURCHASED
       2       S&P 500 Futures Contracts maturing June 2004
               (Underlying Face Amount at Value $553,050)             $   (2,825)
                                                                      ==========

*     Non-income producing securities.
ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

12     Choice Semi-Annual Report



                                                          CHOICE LONG-SHORT FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS                                  53.0%
               COMPUTERS-SOFTWARE                              5.1%
    7,700      Authentidate Holding Corp.*                            $   77,693
   35,400      Imageware Systems, Inc.*                                  123,900
  177,777      Validian Corp.*                                           159,999
   88,889      Validian Corp. Warrants*                                     --
                                                                      ----------
                                                                         361,592
                                                                      ----------

               DIVERSIFIED FINANCIAL SERVICES                 10.6%
    2,600      Citigroup, Inc.                                           125,034
    8,400      MBNA Corp.                                                204,792
    3,500      Morgan Stanley                                            179,865
    5,800      Northern Trust Corp.                                      245,224
                                                                      ----------
                                                                         754,915
                                                                      ----------

               ELECTRONICS-SEMICONDUCTOR MANUFACTURING        17.8%
    2,100      Applied Materials, Inc.*                                   38,283
   25,800      Asyst Technology Corp.*                                   170,538
   13,800      Cypress Semiconductor Corp.*                              192,786
    4,000      Linear Technology Corp.                                   142,520
    3,000      Maxim Integrated Products, Inc.                           137,970
    1,600      National Semiconductor Corp.*                              65,264
    5,000      Novellus Systems, Inc.*                                   144,800
    7,500      Skyworks Solutions, Inc.*                                  64,200
    2,800      Texas Instruments, Inc.                                    70,280
   17,000      Vitesse Semiconductor Corp.*                               72,760
    5,200      Xilinx, Inc.                                              174,876
                                                                      ----------
                                                                       1,274,277
                                                                      ----------

               EXCHANGE TRADED FUND                            4.0%
    2,600      SPDR Trust Series I                                       288,496
                                                                      ----------

               MEDICAL-BIOTECHNOLOGY                           0.9%
  119,778      GlycoGenesys, Inc.*                                        67,076
   25,778      GlycoGenesys, Inc. Warrants*                                 --
                                                                      ----------
                                                                          67,076
                                                                      ----------

               OIL & GAS PRODUCERS                             2.1%
    8,100      Daugherty Resources, Inc. Warrants*                          --
  100,000      Galaxy Energy Corp.*                                      150,000
   20,000      Galaxy Energy Corp. Warrants*                                --
                                                                      ----------
                                                                         150,000
                                                                      ----------




SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   13



CHOICE LONG-SHORT FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               PHARMACEUTICALS                               1.3%
     2,600     Watson Pharmaceuticals Corp.*                          $   92,586
                                                                      ----------

               RETAIL APPAREL/SHOES                          5.2%
    17,400     Pacific Sunwear of California, Inc.*                      373,578
                                                                      ----------

               RETAIL-HOME SPECIALTY                         3.0%
     4,600     Bed Bath & Beyond, Inc.*                                  170,752
     1,000     Kohls Corp.*                                               41,790
                                                                      ----------
                                                                         212,542
                                                                      ----------

               TELECOMMUNICATIONS-EQUIPMENT                  3.0%
     3,400     Advanced Fibre Communications, Inc.*                       56,780
    27,900     Extreme Networks, Inc.*                                   154,287
                                                                      ----------
                                                                         211,067
                                                                      ----------

               TOTAL COMMON STOCKS
               (Cost $4,314,470)                                       3,786,129
                                                                      ----------

PRINCIPAL AMOUNT
----------------
$2,991,315     SHORT-TERM INVESTMENTS                       41.9%
               U.S. Treasury Bill 0.91%, 08/19/04                      2,991,315
                                                                      ----------

               TOTAL SHORT-TERM INVESTMENTS
               (Cost $2,991,315)                                       2,991,315
                                                                      ----------

               TOTAL INVESTMENTS                            94.9%     $6,777,444
               (Cost $7,305,785)

               Other Assets less Liabilities                 5.1%        361,520
                                                                      ----------

               NET ASSETS                                  100.0%     $7,138,964
                                                                      ==========















SEE NOTES TO FINANCIAL STATEMENTS.

14  Choice Semi-Annual Report




                                                          CHOICE LONG-SHORT FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               SECURITIES SOLD SHORT
     8,300     Altera Corp.*                                          $  166,083
     3,800     American Express Co.                                      186,010
     1,400     Avon Products, Inc.                                       117,600
     2,000     Best Buy, Inc.                                            108,500
     4,800     Check Point Software Technology*                          112,464
     1,300     Dell, Inc.*                                                45,123
    64,100     MCF Corp.*                                                176,275
     5,200     Starbucks Corp.*                                          202,072
     5,400     State Street Corp.                                        263,520
       400     Ultra Petroleum Corp.*                                     13,136
     2,400     Western Gas Resources, Inc.                               130,680

               TOTAL SECURITIES SOLD SHORT
               (Proceeds $1,665,337)                                  $1,521,463
                                                                      ==========
* Non-income producing securities.
ADR - American Depositary Receipt
SPDR - Standard & Poors' Depository Receipts


NUMBER OF CONTRACTS                                              UNREALIZED LOSS
--------------------------------------------------------------------------------

               FUTURES CONTRACT PURCHASED
         5     S&P 500 Futures Contracts maturing June 2004
               (Underlying Face Amount at Value $1,047,500)           $  (29,518)
                                                                      ==========























SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   15




CHOICE MARKET NEUTRAL FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS                                28.7%
               COMPUTERS-SOFTWARE                            3.2%
   4,800       Authentidate Holding Corp.*                            $   48,432
  17,337       Imageware Systems, Inc.*                                   60,680
  15,200       Oracle Corp.*                                             170,544
                                                                      ----------
                                                                         279,656
                                                                      ----------

               DIVERSIFIED FINANCIAL SERVICES                4.9%
   5,300       MBNA Corp.                                                129,214
   7,100       Northern Trust Corp.                                      300,188
                                                                      ----------
                                                                         429,402
                                                                      ----------

               ELECTRONICS-SEMICONDUCTOR MANUFACTURING       9.3%
   4,400       Applied Materials, Inc.*                                   80,212
   1,900       Cymer, Inc.*                                               60,762
   4,000       Intel Corp.*                                              102,920
   1,600       Linear Technology Corp.                                    57,008
   4,200       PMC-Sierra, Inc.*                                          51,030
  16,700       Skyworks Solutions, Inc.*                                 142,952
   3,200       Teradyne, Inc.*                                            65,216
   5,800       Texas Instruments, Inc.                                   145,580
   3,000       Xilinx, Inc.                                              100,890
                                                                      ----------
                                                                         806,570
                                                                      ----------

               ENVIRONMENTAL CONTROL                         0.0%
   1,600       DDS Technologies USA, Inc.*                                 3,280
                                                                      ----------

               EXCHANGE TRADED FUND                          3.1%
   2,400       SPDR Trust Series I                                       266,304
                                                                      ----------

               INSURANCE                                     0.4%
   2,200       United National Group LTD*                                 36,300
                                                                      ----------

               MEDICAL-BIOTECHNOLOGY                         1.4%
  86,711       GlycoGenesys, Inc.*                                        48,558
  16,111       GlycoGenesys, Inc. Warrants*                                 --
  37,468       Large Scale Biology Corp.*                                 74,936
   9,367       Large Scale Biology Corp. Warrants*                          --
                                                                      ----------
                                                                         123,494
                                                                      ----------






SEE NOTES TO FINANCIAL STATEMENTS.

16   Choice Semi-Annual Report



                                                      CHOICE MARKET NEUTRAL FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               OIL & GAS PRODUCERS                           0.6%
     5,700     Daugherty Resources, Inc. Warrants*                    $     --
    34,100     Galaxy Energy Corp.*                                       51,150
    17,000     Galaxy Energy Corp. Warrants*                                --
                                                                      ----------
                                                                          51,150
                                                                      ----------

               RETAIL-APPAREL/SHOES                          0.6%
     2,300     Pacific Sunwear of California, Inc.*                       49,381
                                                                      ----------

               RETAIL-HOME SPECIALTY                         1.3%
     3,000     Bed Bath & Beyond, Inc.*                                  111,360
                                                                      ----------

               RETAIL-RESTAURANTS                            1.1%
     2,500     Wendy's International, Inc.                                97,500
                                                                      ----------

               TELECOMMUNICATIONS-EQUIPMENT                  2.8%
     2,600     Advanced Fibre Communications, Inc.*                       43,420
     7,750     Cisco Systems, Inc.*                                      161,743
     1,700     Juniper Networks, Inc.*                                    37,196
                                                                      ----------
                                                                         242,359
                                                                      ----------

               TOTAL COMMON STOCKS
               (Cost $2,803,851)                                       2,496,756
                                                                      ----------

PRINCIPAL AMOUNT
----------------
               SHORT-TERM INVESTMENTS                       69.3%
$1,000,000     U.S. Treasury Bill 0.81%, 7/08/04                         998,248
500,000        U.S. Treasury Bill 0.81%, 7/15/04                         499,034
2,000,000      U.S. Treasury Note 2.00%, 11/30/04                      2,008,516
2,517,915      UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit, 0.27%                     2,517,915
                                                                      ----------

               TOTAL SHORT-TERM INVESTMENTS
               (Cost $6,022,497)                                       6,023,713
                                                                      ----------

               TOTAL INVESTMENTS                            98.0%     $8,520,469
               (Cost $8,826,348)

               Other Assets less Liabilities                 2.0%        173,820
                                                                      ----------

               NET ASSETS                                  100.0%     $8,694,289
                                                                      ==========





SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   17



CHOICE MARKET NEUTRAL FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)

NUMBER OF SHARES                                                         VALUE
--------------------------------------------------------------------------------

               SECURITIES SOLD SHORT
     6,400     Altera Corp.*                                          $  128,064
     4,000     American Express Co.                                      195,800
     1,600     Analog Devices, Inc.                                       68,160
     3,800     ASM Lithography Holding NY Registered Shares*              59,090
     1,400     Avon Products, Inc.                                       117,600
     2,500     Best Buy, Inc.                                            135,625
     7,300     Check Point Software Technology*                          171,039
     6,400     Credence Systems, Inc.*                                    71,296
     6,800     Dell, Inc.*                                               236,028
     1,200     F5 Networks, Inc.*                                         30,480
       500     Jabil Circuit, Inc.*                                       13,195
    49,600     MCF Corp.*                                                136,400
     6,400     RF Microdevices, Inc.*                                     47,104
     4,300     SAP AG ADR                                                160,304
     4,400     Starbucks Corp.*                                          170,984
     4,700     State Street Corp.                                        229,360
     3,000     Tekelec*                                                   50,010
       500     Ultra Petroleum Corp.*                                     16,420
     2,100     Western Gas Resources, Inc.                               114,345
     2,500     Yum! Brands, Inc.*                                         96,975
                                                                      ----------

               TOTAL SECURITIES SOLD SHORT
               (Proceeds $2,484,031)                                  $2,248,279
                                                                      ==========

*        Non-income producing securities.
ADR - American Depositary Receipt
SPDR - Standard & Poors' Depository Receipts



















SEE NOTES TO FINANCIAL STATEMENTS.

18  Choice Semi-Annual Report


                                               CHOICE FOCUS FUND & BALANCED FUND


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
                                                  FOCUS FUND       BALANCED FUND
--------------------------------------------------------------------------------

ASSETS
Investments in securities, at value
(Cost $3,052,202 and $2,230,210,
  respectively)                                   $  2,662,488     $  2,118,884
Short-Term investments, at amortized cost            3,121,996        1,862,795
Deposit at broker                                       80,000           32,000
Receivable for investments sold                        207,431           99,561
Dividends and interest receivable                        1,245            8,414
Due from advisor                                         3,248            7,494
Prepaid expenses and other assets                       16,697           19,286
                                                  ------------     ------------
Total Assets                                         6,093,105        4,148,434
                                                  ------------     ------------

LIABILITIES
Payable for investments purchased                      187,436          105,963
Due to broker - variation margin                         9,998            3,999
Accrued expenses and other liabilities                  11,962           12,338
                                                  ------------     ------------
Total Liabilities                                      209,396          122,300
                                                  ------------     ------------
NET ASSETS                                        $  5,883,709     $  4,026,134
                                                  ============     ============

NET ASSETS CONSIST OF
Paid in capital                                   $ 33,461,597     $ 12,469,463
Accumulated net investment loss                        (45,973)          (4,753)
Accumulated net realized loss
  on investments
and futures contracts                              (27,130,478)      (8,324,425)
Net unrealized appreciation
  (depreciation) on investments                       (401,437)        (114,151)
                                                  ------------     ------------
NET ASSETS                                        $  5,883,709     $  4,026,134
                                                  ============     ============

CLASS A SHARES
Net assets                                        $  5,883,704     $  4,026,127
Shares outstanding (no par value,
  unlimited shares authorized)                       1,275,227          560,761
NET ASSET VALUE PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)                         4.61             7.18
                                                  ============     ============
MAXIMUM OFFERING PRICE PER SHARE
  (NET ASSET VALUE PLUS 5.82%
  OF NET ASSET VALUE OR 5.50%
  OF OFFERING PRICE)                                      4.88             7.60
                                                  ============     ============

CLASS C SHARES
Net assets                                        $          5     $          7
Shares outstanding (no par value,
  unlimited shares authorized)                               1                1
NET ASSET VALUE AND OFFERING PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                          4.61             7.18
                                                  ============     ============

* Shares are subject to contingent deferred sales charge.





SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   19



CHOICE LONG-SHORT FUND & MARKET NEUTRAL FUND


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
                                                    LONG-SHORT     MARKET NEUTRAL
                                                      FUND             FUND
---------------------------------------------------------------------------------

ASSETS
Investments in securities, at value
  (Cost $4,314,470 and $2,803,851,
  respectively)                                   $  3,786,129     $  2,496,756
Short-Term investments, at amortized cost            2,991,315        6,023,713
Deposit at broker                                    1,519,996        1,915,552
Dividends and interest receivable                        2,427           17,922
Receivable for investments sold                      2,626,576        2,394,787
Prepaid expenses and other assets                       28,147           26,844
                                                  ------------     ------------
Total Assets                                        10,954,590       12,875,574
                                                  ------------     ------------

LIABILITIES
Securities sold short, at value
(Proceeds of $1,665,337 and $2,484,031,
  respectively)                                      1,521,463        2,248,279
Payable for investments purchased                    1,236,417        1,917,760
Due to broker - variation margin                        21,995             --
Accrued investment advisory fee                         18,849            8,339
Accrued distribution fee                                31,014            4,637
Due to custodian                                       960,540             --
Accrued expenses and other liabilities                  25,348            2,270
                                                  ------------     ------------
Total Liabilities                                    3,815,626        4,181,285
                                                  ------------     ------------
NET ASSETS                                        $  7,138,964     $  8,694,289
                                                  ============     ============

NET ASSETS CONSIST OF
Paid in capital                                   $ 21,466,529     $  9,464,144
Accumulated net investment loss                       (264,447)        (180,216)
Accumulated net realized loss
  on investments, securities sold short,
options and futures contracts                      (13,649,133)        (519,512)
Net unrealized appreciation
  (depreciation) on investments,
  securities sold short and
  futures contracts                                   (413,985)         (70,127)
                                                  ------------     ------------
NET ASSETS                                        $  7,138,964     $  8,694,289
                                                  ============     ============

CLASS A SHARES
Net assets                                        $  6,488,181     $  6,430,591
Shares outstanding (no par value,
  unlimited shares authorized)                         967,128          678,987
NET ASSET VALUE PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)                         6.71             9.47
                                                  ============     ============
MAXIMUM OFFERING PRICE PER SHARE
  (NET ASSET VALUE PLUS 5.82%
  OF NET ASSET VALUE OR 5.50%
  OF OFFERING PRICE)                                      7.10            10.02
                                                  ============     ============

CLASS C SHARES
Net assets                                        $    650,783     $  2,263,698
Shares outstanding (no par value,
  unlimited shares authorized)                         104,149          241,499
NET ASSET VALUE AND OFFERING PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                          6.25             9.37
                                                  ============     ============


* Shares are subject to contingent deferred sales charge.


SEE NOTES TO FINANCIAL STATEMENTS.

20   Choice Semi-Annual Report



                                               CHOICE FOCUS FUND & BALANCED FUND


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

                                                       FOCUS FUND   BALANCED FUND
---------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                $  10,871    $   3,555
Interest                                                     3,022       14,605
Less: Foreign withholding taxes                               (274)        --
                                                         ---------    ---------
Total Investment Income                                     13,619       18,160
                                                         ---------    ---------

EXPENSES
Investment advisory fees                                    28,145        8,679
Fund administration and accounting fees                     25,127       25,021
Professional fees                                           12,392        7,445
State registration fees                                     10,885        6,997
Transfer agent fees and expenses                            10,604        9,639
Distribution fees - Class A                                  7,036        2,893
Custody fees                                                 5,853        3,217
Reports to shareholders                                      3,214        1,495
Insurance expense                                            2,170          779
Trustees' fees and related expenses                          1,076          218
Other                                                        1,132          731
                                                         ---------    ---------
Total expenses                                             107,634       67,114
Less:
Advisory fees waived/reimbursed                            (37,167)     (43,771)
Expenses paid indirectly                                   (10,875)        (430)
                                                         ---------    ---------
Net Expenses                                                59,592       22,913
                                                         ---------    ---------
NET INVESTMENT LOSS                                        (45,973)      (4,753)
                                                         ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment securities                                      501,072       91,515
Futures contracts                                           59,311      (17,405)
Net change in unrealized appreciation
  (depreciation) on investments                           (596,794)    (191,575)
                                                         ---------    ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS            (36,411)    (117,465)
                                                         ---------    ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ (82,384)   $(122,218)
                                                         =========    =========











SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   21


CHOICE LONG-SHORT FUND & MARKET NEUTRAL FUND


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
                                                          LONG-SHORT  MARKET NEUTRAL
                                                            FUND          FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                              $    20,739    $    11,392
Interest                                                    25,606         29,721
Less: Foreign withholding taxes                               (438)          --
                                                       -----------    -----------
Total Investment Income                                     45,907         41,113
                                                       -----------    -----------

EXPENSES
Investment advisory fees                                   170,453         92,859
Fund administration and accounting fees                     27,322         25,377
Professional fees                                           26,625         15,084
Distribution fees - Class A shares                          22,488         15,253
Distribution fees - Class C shares                           3,930         12,700
Transfer agent fees and expenses - Class A shares           12,272          9,186
Transfer agent fees and expenses - Class C shares            1,337          3,177
State registration fees                                     17,975         13,694
Custody fee                                                 10,851          9,185
Insurance expense                                            5,041          3,780
Reports to shareholders                                      4,045          5,072
Trustees' fees and related expenses                          2,553          2,746
Other                                                        2,310          2,125
                                                       -----------    -----------
Total expenses before dividends on short sales             307,202        210,238
Dividends on short positions                                 5,046         15,969
                                                       -----------    -----------
Total expenses                                             312,248        226,207
Less:
Advisory fees waived                                        (4,591)        (4,822)
Expenses paid indirectly                                      --              (56)
                                                       -----------    -----------
Net Expenses                                               307,657        221,329
                                                       -----------    -----------
NET INVESTMENT LOSS                                       (261,750)      (180,216)
                                                       -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment securities                                      687,580        236,654
Short positions                                           (677,850)      (589,591)
Options purchased                                           10,194           --
Futures contracts                                          (49,580)       (41,826)
Net change in unrealized appreciation
  (depreciation) on investments,
  securities sold short and futures contracts             (794,654)      (393,454)
                                                       -----------    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS           (824,310)      (788,217)
                                                       -----------    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(1,086,060)   $  (968,433)
                                                       ===========    ===========




SEE NOTES TO FINANCIAL STATEMENTS.

22   Choice Semi-Annual Report


                                                               CHOICE FOCUS FUND


STATEMENTS OF CHANGES IN NET ASSETS
                                                   FOR THE SIX
                                                   MONTHS ENDED   FOR THE YEAR
                                                  APRIL 30, 2004      ENDED
                                                   (UNAUDITED)    OCTOBER 31, 2003
----------------------------------------------------------------------------------

OPERATIONS
Net investment loss                              $    (45,973)   $   (175,169)
Net realized gain on:
Investment securities                                 501,072       1,493,837
Futures contracts                                      59,311          29,430
Net change in unrealized
  appreciation (depreciation)
  on investments                                     (596,794)        581,023
                                                 ------------    ------------
Net increase (decrease) in net
  assets resulting from operations                    (82,384)      1,929,121
                                                 ------------    ------------

CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A                                             3,901,348      11,913,415
Class C                                                     5            --
Shares redeemed:
Class A                                            (2,055,705)    (12,308,094)
Class C                                                  --              --
                                                 ------------    ------------
Net increase (decrease) in net
  assets from capital share
  transactions                                      1,845,648        (394,679)
                                                 ------------    ------------

TOTAL INCREASE IN NET ASSETS                        1,763,264       1,534,442
                                                 ------------    ------------

NET ASSETS
Beginning of Period                                 4,120,445       2,586,003
                                                 ------------    ------------
End of Period*                                   $  5,883,709    $  4,120,445
                                                 ============    ============

* Includes accumulated net investment loss of:   $    (45,973)   $    --
                                                 ------------    ------------


















SEE NOTES TO FINANCIAL STATEMENTS.

                                                 Choice Semi-Annual Report    23

CHOICE BALANCED FUND


STATEMENTS OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                    MONTHS ENDED    FOR THE YEAR
                                                   APRIL 30, 2004      ENDED
                                                     (UNAUDITED)   OCTOBER 31, 2003
-----------------------------------------------------------------------------------

OPERATIONS
Net investment loss                                  $    (4,753)   $   (22,075)
Net realized gain (loss) on:
Investment securities                                     91,515        422,536
Futures contracts                                        (17,405)          --
Net change in unrealized appreciation
  (depreciation) on investments                         (191,575)        88,902
                                                     -----------    -----------
Net increase (decrease) in net assets
  resulting from operations                             (122,218)       489,363
                                                     -----------    -----------

DISTRIBUTIONS PAID
Net investment income                                       --           (4,167)
                                                     -----------    -----------
Net decrease in net assets resulting
  from distributions paid                                   --           (4,167)
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A                                                4,634,796         54,719
Class C                                                        8           --
Shares issued to holders in
  reinvestment of distributions:
Class A                                                     --            4,132
Class C                                                     --             --
Shares redeemed:
Class A                                               (2,823,356)      (631,118)
Class C                                                     --             --
                                                     -----------    -----------
Net increase (decrease) in net
  assets from capital share transactions               1,811,448       (572,267)
                                                     -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,689,230        (87,071)
                                                     -----------    -----------

NET ASSETS
Beginning of Period                                    2,336,904      2,423,975
                                                     -----------    -----------
End of Period*                                       $ 4,026,134    $ 2,336,904
                                                     ===========    ===========

* Includes accumulated net investment loss of:       $    (4,753)   $      --
                                                     -----------    -----------











SEE NOTES TO FINANCIAL STATEMENTS.

24   Choice Semi-Annual Report


                                                          CHOICE LONG-SHORT FUND


STATEMENTS OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE YEAR
                                                    APRIL 30, 2004      ENDED
                                                      (UNAUDITED)  OCTOBER 31, 2003
-----------------------------------------------------------------------------------

OPERATIONS
Net investment loss                                $   (261,750)   $   (351,630)
Net realized gain (loss) on:
Investment securities                                   687,580       4,004,340
Short positions                                        (677,850)     (1,901,510)
Options purchased                                        10,194            --
Futures contracts                                       (49,580)       (340,065)
Net change in unrealized appreciation
  (depreciation) on investments
  securities sold short and
  futures contracts                                    (794,654)        984,236
                                                   ------------    ------------
Net increase (decrease) in net
  assets resulting from operations                   (1,086,060)      2,395,371
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A shares                                        4,449,262      10,010,096
Class C shares                                             --           570,329
Shares redeemed:
Class A shares                                       (8,121,323)    (14,993,376)
Class C shares                                          (71,854)       (424,874)
                                                   ------------    ------------
Net decrease in net assets
  from capital share transactions                    (3,743,915)     (4,837,825)
                                                   ------------    ------------

TOTAL DECREASE IN NET ASSETS                         (4,829,975)     (2,442,454)

NET ASSETS
Beginning of Period                                  11,968,939      14,411,393
                                                   ------------    ------------
End of Period*                                     $  7,138,964    $ 11,968,939
                                                   ============    ============

* Includes accumulated net investment loss of:     $   (264,447)   $     (2,697)
                                                   ------------    ------------

















SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   25

CHOICE MARKET NEUTRAL FUND


STATEMENTS OF CHANGES IN NET ASSETS
                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE PERIOD
                                                   APRIL 30, 2004       ENDED
                                                    (UNAUDITED)   OCTOBER 31, 2003(1)
-------------------------------------------------------------------------------------

OPERATIONS
Net investment loss                                $   (180,216)   $   (131,031)
Net realized gain (loss) on:
Investment securities                                   236,654         431,271
Short positions                                        (589,591)       (501,778)
Futures contracts                                       (41,826)        (54,242)
Net change in unrealized appreciation
  (depreciation) on investments                        (393,454)        323,327
                                                   ------------    ------------
Net increase (decrease) in net
  assets resulting from operations                     (968,433)         67,547
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A shares                                        6,689,675      10,809,599
Class C shares                                          794,693       2,352,086
Shares redeemed:
Class A shares                                       (8,671,523)     (1,724,757)
Class C shares                                         (649,465)         (5,133)
                                                   ------------    ------------
Net increase (decrease) in net
  assets from capital share transactions             (1,836,620)     11,431,795
                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              (2,805,053)     11,499,342
                                                   ------------    ------------

NET ASSETS
Beginning of Period                                  11,499,342            --
                                                   ------------    ------------
End of Period*                                     $  8,694,289    $ 11,499,342
                                                   ============    ============

* Includes accumulated net investment loss of:     $   (180,216)   $       --
                                                   ------------    ------------

(1) Commenced operations on March 31, 2003.

















SEE NOTES TO FINANCIAL STATEMENTS.

26   Choice Semi-Annual Report


                                                       CHOICE FOCUS FUND CLASS A


FINANCIAL HIGHLIGHTS
                                     FOR THE SIX
                                    MONTHS ENDED  FOR THE YEAR   FOT THE YEAR  FOR THE YEAR  FOR THE YEAR
                                  APRIL 30, 2004     ENDED          ENDED         ENDED        ENDED
                                     (UNAUDITED) OCT. 31, 2003  OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000
---------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE*
Net Asset Value,
  Beginning of Period                 $    4.65    $    3.17      $    5.52     $    12.77     $   10.00
                                      ---------    ---------      ---------     ----------     ---------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss                       (0.06)        (0.21)        (0.17)         (0.15)        (0.02)
Net realized and
  unrealized gain (loss)
  on investments                           0.02          1.69         (2.18)         (7.07)         2.80
                                      ---------    ---------      ---------     ----------     ---------
Total Income (Loss)
  from Investment
  Operations                              (0.04)         1.48         (2.35)         (7.22)         2.78
                                      ---------    ---------      ---------     ----------     ---------

LESS DISTRIBUTIONS PAID
From net realized gains
  on investments                        --            --            --               (0.03)        (0.01)
                                      ---------    ---------      ---------     ----------     ---------
Total Distributions Paid                --            --            --               (0.03)        (0.01)
                                      ---------    ---------      ---------     ----------     ---------

NET ASSET VALUE, END OF PERIOD        $    4.61    $    4.65      $    3.17     $     5.52     $   12.77
                                      =========    =========      =========     ==========     =========

TOTAL RETURN(1)                           (0.86%)       46.69%       (42.75%)       (56.63%)       27.81%

SUPPLEMENTAL DATA
AND RATIOS
Net assets, end of period (000s)      $   5,884     $  4,120      $   2,586     $   10,911     $  57,802
Ratio of expenses to
  average net assets
  net of fees waived
  and paid indirectly(2)                   2.11%         3.05%         1.97%          1.88%         2.05%
Ratio of net expenses to
  average net assets
  before fees waived
  and paid indirectly(2)                   3.81%         3.78%         2.61%          1.88%         2.05%
Ratio of net investment
  loss to average
  net assets net of
  fees waived and
  paid indirectly(2)                      (1.63%)       (2.49%)       (1.43%)        (0.85%)       (0.26%)
Ratio of net investment
  loss to average
  net assets before fees
  waived and
  paid indirectly(2)                      (3.33%)       (3.22%)       (2.07)         (0.85%)       (0.26%)
PORTFOLIO TURNOVER RATE(1)                  615%        1066%          1454%          1239%         1603%



(1) Not annualized for periods less than a full year.
(2) Annualized for periods less than a full year.
*   Selected data for a share of capital stock outstanding throughout the period.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   27


CHOICE FOCUS FUND CLASS C


 FINANCIAL HIGHLIGHTS
                                                                        FOR THE
                                                                      PERIOD ENDED
                                                                    APRIL 30, 2004(1)
                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE*
Net Asset Value,
  Beginning of Period                                                  $  5.11
                                                                       -------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment loss                                                      (0.06)
Net realized and unrealized
  loss on investments                                                    (0.44)
                                                                       -------
Total Loss from Investment
  Operations                                                             (0.50)
                                                                       -------

NET ASSET VALUE, END OF PERIOD                                         $  4.61
                                                                       =======

TOTAL RETURN(2)                                                          (9.78%)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period                                              $     5
Ratio of expenses to average net
  assets net of fees waived and
  paid indirectly(3)                                                      2.76%
Ratio of net expenses to average
  net assets before fees waived
  and paid indirectly(3)                                                  4.56%
Ratio of net investment loss to average
  net assets net of fees waived
  and paid indirectly(3)                                                 (2.38%)
Ratio of net investment loss to
  average net assets before fees
  waived and paid indirectly(3)                                          (4.08%)
PORTFOLIO TURNOVER RATE(2)                                                 615%


(1)Commenced operations on March 2, 2004
(2)Not annualized for periods less than a full year.
(3)Annualized for periods less than a full year.
* Selected data for a share of capital stock outstanding throughout the period.


















SEE NOTES TO FINANCIAL STATEMENTS.

28   Choice Semi-Annual Report


                                                    CHOICE BALANCED FUND CLASS A


FINANCIAL HIGHLIGHTS
                                   FOR THE SIX
                                  MONTHS ENDED  FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE PERIOD
                                 APRIL 30, 2004     ENDED          ENDED         ENDED          ENDED
                                  (UNAUDITED)   OCT. 31, 2003  OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000(1)
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE*
Net Asset Value,
  Beginning of Period              $    7.24     $    5.87     $    8.42     $    11.08     $    10.00
                                   ---------     ---------     ---------     ----------     ----------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)           (0.01)        (0.06)         0.16           0.14           0.07
Net realized and unrealized
  gain (loss) on investments           (0.05)         1.44         (2.52)         (2.63)          1.01(2)
                                   ---------     ---------     ---------     ----------     ----------
Total Income (Loss) from
  Investment Operations                (0.06)         1.38         (2.36)         (2.49)          1.08
                                   ---------     ---------     ---------     ----------     ----------

LESS DISTRIBUTIONS PAID
From net investment income              --           (0.01)        (0.19)         (0.17)       --
                                   ---------     ---------     ---------     ----------     ----------
Total Distributions Paid                --           (0.01)        (0.19)         (0.17)       --
                                   ---------     ---------     ---------     ----------     ----------

NET ASSET VALUE, END OF PERIOD     $    7.18  $       7.24     $    5.87     $     8.42     $    11.08
                                   =========  ============     =========     ==========     ==========

TOTAL RETURN(3)                        (0.83%)       23.56%       (28.92%)       (22.65%)        10.80%

SUPPLEMENTAL DATA
AND RATIOS
Net assets, end of period (000s)   $   4,026   $     2,337     $   2,424     $   15,522     $   26,247
Ratio of expenses to
  average net assets,
  net of fees waived/
  reimbursed and
  paid indirectly(4)                    1.96%         4.37%         1.73%          1.81%          2.00%
Ratio of expenses to
  average net assets,
  before fees waived/
  reimbursed and
  paid indirectly(4)                    5.73%         7.23%         2.29%          1.81%          2.09%
Ratio of net investment
  income to average
  net assets, net of
  fees waived/reimbursed
  and paid indirectly(4)               (0.41%)       (0.94%)        1.52%          1.46%          1.47%
Ratio of net investment
  income to average
  net assets, before
  fees waived/reimbursed
  and paid indirectly(4)               (4.18%)       (3.80%)        0.96%          1.46%          1.38%
PORTFOLIO TURNOVER RATE(3)               416%          736%          972%           951%           651%



(1  Commenced operations on April 1, 2000
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund Shares.
(3) Not annualized for periods less than a full year.
(4) Annualized for periods less than a full year.
* Selected data for a share of capital stock outstanding throughout the period.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                Choice Semi-Annual Report     29



CHOICE BALANCED FUND CLASS C


FINANCIAL HIGHLIGHTS
                                                                   PERIOD ENDED
                                                                APRIL 30, 2004(1)
                                                                   (UNAUDITED)
---------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE*
Net Asset Value, Beginning of Period                              $     7.62
                                                                  ----------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment loss                                                    (0.01)
Net realized and unrealized
  loss on investments                                                  (0.43)
                                                                  ----------
Total loss from Investment Operations                                  (0.44)
                                                                  ----------

NET ASSET VALUE, END OF PERIOD                                    $     7.18
                                                                  ==========

TOTAL RETURN(2)                                                        (5.77%)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period                                         $     7
Ratio of expenses to average
  net assets, net of fees waived/
  reimbursed and paid indirectly(3)                                     2.71%
Ratio of expenses to average
  net assets, before fees waived/
  reimbursed and paid indirectly(3)                                     6.48%
Ratio of net investment income to average
  net assets, net of fees waived/reimbursed
  and paid indirectly(3)                                               (1.16%)
Ratio of net investment income to
  average net assets, before fees
  waived/reimbursed
  and paid indirectly(3)                                               (4.93%)
PORTFOLIO TURNOVER RATE(2)                                               416%


(1)Commenced operations on March 2, 2004
(2)Not annualized for periods less than a full year.
(3)Annualized for periods less than a full year.
* Selected data for a share of capital stock outstanding throughout the period.















SEE NOTES TO FINANCIAL STATEMENTS.

30  Choice Semi-Annual Report


                                                  CHOICE LONG-SHORT FUND CLASS A


FINANCIAL HIGHLIGHTS
                            FOR THE SIX
                            MONTHS ENDED    FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD
                           APRIL 30, 2004       ENDED             ENDED            ENDED
                            (UNAUDITED)      OCT. 31, 2003   OCT. 31, 2002    OCT. 31, 2001(1)
----------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE*
Net Asset Value,
  Beginning of Period        $    7.46       $      6.22      $       9.66      $      10.00
                             ---------       -----------      ------------      ------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss              (0.13)            (0.16)            (0.35)            (0.08)
Net realized and
  unrealized gain (loss)
  on investments                 (0.62)             1.40             (3.09)            (0.26)
                             ---------       -----------      ------------      ------------
Total Income (Loss) from
Investment Operations            (0.75)             1.24             (3.44)            (0.34)
                             ---------       -----------      ------------      ------------

NET ASSET VALUE,
  END OF PERIOD              $    6.71       $      7.46      $       6.22      $       9.66
                             =========       ===========      ============      ============

TOTAL RETURN(2, 3)              (10.05%)           19.94%           (35.82%)           (3.40%)

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of
  period (000s)              $   6,488       $    11,169      $     13,845      $     54,303
Ratio of expenses to
  average net assets,
  net of fees paid
  indirectly(4)                   4.37%(5)          3.99%(5)          3.16%(5)          3.51%
Ratio of expenses to
  average net assets,
  before fees paid
  indirectly(4)                   4.44%(5)          4.64%(5)          3.62%(5)          3.51%
Ratio of net investment
  loss to average
  net assets, net of
  fees paid indirectly(4)        (3.70%)           (2.39%)           (2.21%)           (1.14%)
Ratio of net investment
  loss to average
  net assets, before
  fees paid indirectly(4)        (3.77%)           (3.04%)           (2.67%)           (1.14%)
PORTFOLIO TURNOVER RATE(2)         962%             1383%             3882%             2469%


(1)  Commenced operations on February 1, 2001.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front end-end sales charge on Class A shares.
(4)  Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived and before fees waived indirectly would be 4.45% and 4.51%, 4.14% and 4.79%, 3.34% and 3.80%, for the Class A shares for the period ended April 30, 2004 and the years ended October 31, 2003 and October 31, 2002, respectively.
*    Selected data for a share outstanding throughout the period.




SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   31


CHOICE LONG-SHORT FUND CLASS C


 FINANCIAL HIGHLIGHTS
                                           FOR THE SIX
                           MONTHS ENDED    FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD
                          APRIL 30, 2004      ENDED             ENDED            ENDED
                            (UNAUDITED)   OCT. 31, 2003     OCT. 31, 2002    OCT. 31, 2001(1)
---------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE*
Net Asset Value,
  Beginning of Period        $    6.98       $    6.00       $    9.53      $     10.00
                             ---------       ---------       ---------      -----------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss              (0.15)          (0.38)          (0.77)           (0.12)
Net realized and
  unrealized gain (loss)
  on investments                 (0.58)           1.36           (2.76)           (0.35)
                             ---------       ---------       ---------      -----------
Total Income (Loss) from
Investment Operations            (0.73)           0.98           (3.53)           (0.47)
                             ---------       ---------       ---------      -----------

NET ASSET VALUE,
  END OF PERIOD              $    6.25       $    6.98       $    6.00      $      9.53
                             =========       =========       =========      ===========

TOTAL RETURN(2, 3)              (10.46%)         16.33%         (37.25%)          (4.70%)

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of
  period (000s)              $     651        $    800       $     567      $     2,614
Ratio of expenses to
  average net assets,
  net of fees paid
  indirectly(4)                   5.45%(5)        7.25%(5)        5.02%(5)         4.70%
Ratio of expenses to
  average net assets,
  before fees paid
  indirectly(4)                   5.55%(5)        7.90%(5)        5.40%(5)         4.70%
Ratio of net investment
  loss to average
  net assets, net of
  fees paid indirectly(4)        (4.77%)         (5.78%)         (4.11%)          (2.31%)
Ratio of net investment
  loss to average
  net assets, before
  fees paid indirectly(4)        (4.88%)         (6.43%)         (4.49%)          (2.31%)
PORTFOLIO TURNOVER RATE(2)         962%           1383%           3882%            2469%


(1)  Commenced operations on February 1, 2001.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 1.00% deferred sales charge on Class C shares.
(4)  Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived and before fees waived indirectly would be 5.52% and 5.62%, 7.41% and 8.06%, 5.16% and 5.54%, for the Class C shares for the period ended April 30, 2004 and the years ended October 31, 2003 and October 31,2002, respectively.
*    Selected data for a share outstanding throughout the period.




SEE NOTES TO FINANCIAL STATEMENTS.

32   Choice Semi-Annual Report


                                                      CHOICE MARKET NEUTRAL FUND


FINANCIAL HIGHLIGHTS
                                       CLASS A SHARES                      CLASS C SHARES
                             FOR THE SIX                           FOR THE SIX
                              MONTHS ENDED     FOR THE PERIOD      MONTHS ENDED   FOR THE PERIOD
                             APRIL 30, 2004        ENDED          APRIL 30, 2004      ENDED
                               (UNAUDITED)    OCT. 31, 2003(1)     (UNAUDITED)   OCT. 31, 2003(1)
-------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE*
Net Asset Value,
  Beginning of Period            $   10.36        $   10.00        $   10.31        $   10.00
                                 ---------        ---------        ---------        ---------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss                  (0.17)           (0.17)           (0.32)           (0.24)
Net realized and
  unrealized gain
  on investments                     (0.72)            0.53            (0.62)            0.55
                                 ---------        ---------        ---------        ---------
Total Income from
  Investment Operations              (0.89)            0.36            (0.94)            0.31
                                 ---------        ---------        ---------        ---------

NET ASSET VALUE,
  END OF PERIOD                  $    9.47        $   10.36        $    9.37        $   10.31
                                 =========        =========        =========        =========

TOTAL RETURN(2, 3)                   (8.59%)           3.60%           (9.12%)           3.10%

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of
  period (000s)                  $   6,431        $   9,147        $   2,264        $   2,352
Ratio of expenses to
  average net assets,
  after waiver(4)                     3.39%(5)         3.40(5)          4.43%(6)         4.50%(6)
Ratio of expenses to
  average net assets,
  before waiver(4)                    3.55%(5)        4.70%(5)         4.43%(6)         5.82%(6)
Ratio of net investment
  loss to average
  net assets, after waiver(4)        (2.68%)          (2.84%)          (3.65%)          (3.94%)
Ratio of net investment
  loss to average
  net assets, before waiver(4)       (2.84%)          (4.12%)          (3.65%)          (5.24%)
PORTFOLIO TURNOVER RATE(2)            1414%            1175%            1414%            1175%


(1)  Commenced operations on March 31, 2003.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front end-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived and before fees waived indirectly would be 3.66% and 3.82%, 3.59% and 4.88% for the Class A shares for the period ended April 30, 2004 and the year ended October 31, 2003, respectively.
(6) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees waived and before fees waived indirectly would be 4.75% and 4.75%, 4.70% and 6.00% for the Class C shares for the period ended April 30, 2004 and the year ended October 31, 2003, respectively.
*    Selected data for a share outstanding throughout the period.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  Choice Semi-Annual Report   33

                                  Choice Funds
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2004 (UNAUDITED)

 (1)      Organization
          Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund, Balanced Fund, Long-Short Fund and Market Neutral Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities. The Long-Short Fund is a non-diversified fund that seeks to achieve long-term growth of capital in both rising and falling markets by investing in "long" stocks believed to be undervalued and selling "short" stocks believed to be overvalued. The Market Neutral Fund is a non-diversified fund that seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. "Remaining market neutral" means the Fund will generally maintain a balance of long and short positions. The Funds offer two classes of shares (Class A and Class C). Class A shares are subject to a maximum sales charge of 5.50% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemptions of shares held less than one year. Each class of shares has equal rights to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

 (2)      Significant Accounting Policies
          The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
          (a)     Investment Valuation
                  Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP). Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to guidelines established by the Board of Trustees.
          (b)     Expenses
                  The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their average net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.




34    Choice Semi-Annual Report

          (c)     Short Positions
                  When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted to reflect changes in the value of the securities sold short.
          (d)     Futures Contracts
                  Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily. The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments;
                  2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonper-formance by the counterparty under the terms of the contract.
          (e)     Option Transactions
                  For hedging purposes, the Funds may buy or sell put or call options, write covered put and call options on portfolio securities and write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.
          (f)     Federal Income and Excise Taxes
                  No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.




                                                  Choice Semi-Annual Report   35

          (g)     Distributions to Shareholders
                  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
          (h)     Other
                  Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)       Investment Adviser and Transactions with Affiliates
          The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00%, 0.75%, 2.50% and 1.65% of the Fund's average daily net assets for the Focus Fund, Balanced Fund, Long-Short Fund and Market Neutral Fund, respectively. For the period ended April 30, 2004, the Adviser received advisory fees of $28,145, $8,679, $170,453 and $92,859 for the Focus Fund, Balanced Fund, Long-Short Fund and Market Neutral Fund, respectively. The Adviser agreed to contractually waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage commissions, dividends on securities sold short, interest on borrowings, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.50%, 3.25%, 2.00%, 2.75%, 3.40% and 4.50% of the Fund's average daily net assets for the Focus Fund Class A, Focus Fund Class C, Balanced Fund Class A, Balanced Fund Class C, Market Neutral Fund Class A and Market Neutral Fund Class C, respectively, through April 30, 2004. On April 15, 2004, the Adviser extended such contractual waivers and reimbursements through October 31, 2004, and limited operating expenses to 4.00% and 4.65% for the Long-Short Fund Class A and Class C shares, respectively, through October 31, 2004. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At April 30, 2004, amounts that are subject to potential recoupment are as follows:

          Recoverable Through          Focus Fund               Balanced Fund
          -------------------          ----------               -------------
\         October 31, 2006            $     35,545               $     60,236
          October 31, 2007            $     37,167               $     43,771

          Recoverable Through        Long-Short Fund         Market Neutral Fund
          -------------------        ---------------         -------------------
          October 31, 2006            $       --                 $     54,842
          October 31, 2007            $      4,591               $      4,822

          During the period ended April 30, 2004, the Focus Fund, Balanced Fund, Long-Short Fund and Market Neutral Fund paid $56,252, $16,343, $204,115 And $276,489 in brokerage commissions, respectively, to CIM Securities, LLC an affiliate of the Adviser, on the purchase and sale of portfolio securities.







36    Choice Semi-Annual Report

(4)       Distribution Plan
          CIM Securities, LLC (CIM), an affiliate of the Adviser, is the distributor of the Funds' shares. The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares and certain shareholder and related services at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Funds' Class A shares and Class C shares of the Focus Fund and Balanced Fund pay up to 0.25% and 0.75% of each class's average daily net assets, respectively, for distribution services. The Class A shares and Class C shares of the Long-Short Fund and Market Neutral Fund pay up to 0.35% and 0.75% of each class's average daily net assets, respectively, for distribution services. The Class C shares pay up to 0.25% of each Fund's average daily net assets for shareholder related activities. For the six months ended April 30, 2004, the Funds incurred 12b-1 fees of $7,036, $2,893, $22,488, $3,930, $15,253, and $12,700 for the Focus Fund Class
          A shares, Balanced Fund Class A shares, Long-Short Fund Class A shares, Long-Short Fund Class C shares, Market Neutral Fund Class A shares and Market Neutral Fund Class C shares, respectively.

          As distributor, CIM received commissions of $19, $55, $34, and $588 for sales of shares of Focus Fund Class A, Balanced Fund Class A, Long-Short Fund Class A, and Market Neutral Fund Class A, respectively. CIM also received contingent deferred sales charges of $3,265 for the Market Neutral Fund Class C.

(5)       CAPITAL SHARE TRANSACTIONS
          Transactions in Class A shares of the Funds for the six months ended April 30, 2004 were as follows:

                                                                                  MARKET
                                       FOCUS        BALANCED      LONG-SHORT      NEUTRAL
                                        FUND          FUND           FUND          FUND

          Shares sold                  808,439       619,634        588,903       645,880
          Shares redeemed             (419,887)     (381,776)    (1,119,202)     (849,532)
                                      --------      --------     ----------      --------
          Net Increase (Decrease)      388,552       237,858       (530,299)     (203,652)
                                      ========      ========     ==========      ========

          Transactions in Class C shares of the Funds for the six months ended
          April 30, 2004 were as follows:



                                                                                  MARKET
                                       FOCUS        BALANCED      LONG-SHORT      NEUTRAL
                                        FUND          FUND           FUND          FUND

          Shares sold                        1             1             --        77,543
          Shares redeemed                   --            --        (10,427)      (64,092)
                                      --------      --------     ----------      --------
          Net Increase (Decrease)            1             1        (10,427)       13,451
                                      ========      ========     ==========      ========
          * Commenced operations on March 2, 2004.

          Transactions in Class A shares of the Funds for the year ended October
          31, 2003 were as follows:


                                                                                  MARKET
                                       FOCUS        BALANCED      LONG-SHORT      NEUTRAL
                                        FUND          FUND           FUND          FUND

          Shares sold                2,933,668         7,225         85,536     1,047,546
          Shares issued to
            holders in
            reinvestment
            of distributions            --               614           --           --
          Shares redeemed           (2,862,802)      (98,128)       (65,424)     (164,907)
                                    ----------      --------     ----------      --------
          Net Increase (Decrease)       70,866       (90,289)        20,112       882,639
                                    ==========      ========     ==========      ========

          Transactions in Class C shares of the Funds for the year ended October
          31, 2003 were as follows:



                                                      MARKET
                                      LONG-SHORT      NEUTRAL
                                         FUND          FUND

          Shares sold                   14,169       228,540
          Shares redeemed             (194,085)         (492)
                                      --------       -------
          Net Increase (Decrease)     (179,916)      228,048
                                      ========       =======


Choice Semi-Annual Report   37

(6)       INVESTMENT TRANSACTIONS
          The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended April 30, 2004 were as follows:

                                                                                  MARKET NEUTRAL
                               FOCUS FUND     BALANCED FUND   LONG-SHORT FUND         FUND

          Purchases            $20,909,964      $7,460,658       $52,588,367      $62,472,008
          Sales                $21,985,731      $7,180,301       $54,148,877      $64,833,088


(7)       FEDERAL INCOME TAX INFORMATION
          At April 30, 2004, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                                                              MARKET NEUTRAL
                                  FOCUS FUND    BALANCED FUND  LONG-SHORT FUND     FUND

          Cost of Investments     $6,174,198      $4,093,005     $5,640,448    $6,342,317
                                  ==========      ==========     ==========    ==========
          Gross Unrealized
             Appreciation             $1,869          $4,310        $96,411      $157,016
          Gross Unrealized
            (Depreciation)          (403,306)       (118,461)      (510,396)     (227,143)
                                   ---------       ---------      ---------      --------
          Net Unrealized
            Appreciation
            on Investments         $(401,437)      $(114,151)     $(413,985)     $(70,127)
                                   ==========      ==========     ==========     =========

          As of October 31, 2003, the components of accumulated earnings
          (deficit) on a tax basis were as follows:
                                                                              MARKET NEUTRAL
                                  FOCUS FUND    BALANCED FUND   LONG-SHORT FUND     FUND
          Undistributed
            ordinary
            income (loss)          $   --             $ --          $(2,697)        $  --
          Net realized
            capital losses       (27,640,670)     (8,391,176)   (13,274,921)      (75,079)
          Net Unrealized
            Appreciation             145,166          70,065         36,113       273,657
          Total Accumulated
            Deficit             $(27,495,504)     $(8,321,111) $(13,241,505)     $198,578


          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.



          Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $20,645,351 in 2009 and $6,017,459 in 2010. Federal income tax capital loss carry forwards for the Balanced Fund expire as follows: $287,388 in 2008, $4,867,551 in 2009 and $2,810,178 in 2010.
          Federal income tax capital loss carry forwards for the Long-Short Fund expire as follows: $10,097,960 in 2010. Federal income tax capital loss carry forwards for the Market Neutral Fund expire as follows:
          $75,079 in 2011. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

          The tax character of distributions paid during the fiscal year ended October 31, 2003 were as follows:

                                                     Balanced Fund
                                                     -------------
          Ordinary Income                           $    4,167
          Net Long-Term Capital Gains               $      --

 (8)      Control Ownership
          The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940. As of April 30, 2004 McDonald Investment, Inc. held for the benefit of others, in aggregate, more than 48% of the Focus Fund Class
          A. As of April 30, 2004, FTC & Co. held more than 80% of the Balanced Fund Class A and 49% of the Long-Short Fund. As of April 30, 2004, UBS PaineWebber held more than 60% of the Long-Short Fund Class C.



38   Choice Semi-Annual Report

                   (This Page was intentionally left blank.)














                                                  Choice Semi-Annual Report   39

                            A CHOICE FOR ALL SEASONS


CHOICE LONG-SHORT FUND
INCEPTION 2/1/01

CLASS A SHARES:
---------------                SEEKS LONG-TERM GROWTH
Ticker: CHLAX                  OF CAPITAL THROUGH ALL
CUSIP: 17037Q301               MARKET CONDITIONS.

CLASS C SHARES:
---------------
Ticker: CHLCX
CUSIP: 17037Q509



Minimum Initial Investment: $10,000
Fiscal Year End: October 31
Dividends Paid: Annually



CHOICE FOCUS FUND
INCEPTION 11/1/99

CLASS A SHARES:                SEEKS CAPITAL APPRECIA-
---------------                TION BY INVESTING PRI-
Ticker: CHFCX                  MARILY IN 20-30 SECURI-
CUSIP: 17037Q103               TIES OF COMPANIES THAT
                               THE PORTFOLIO MANAGER
CLASS C SHARES:                BELIEVES HAVE SUPERIOR
---------------                POTENTIAL FOR EARNINGS
Ticker: CFCCX                  GROWTH.
CUSIP: 17037Q806



Minimum Initial Investment: $2,500
Fiscal Year End: October 31
Dividends Paid: Annually







CHOICE MARKET NEUTRAL FUND
INCEPTION 3/31/03

CLASS A SHARES:                SEEKS TO PRODUCE POSITIVE
---------------                RETURNS WHILE REMAINING
Ticker: CHNAX                  MARKET NEUTRAL BY
CUSIP:  17037Q608              INVESTING ACTIVELY LONG
                               AND SHORT IN EQUITY SECU-
CLASS C SHARES:                RITIES, GENERALLY BALANC-
---------------                ING THE LONG AND SHORT
Ticker: CHNCX                  POSITIONS. THE FUND HAS
CUSIP: 17037Q707               A SECONDARY GOAL OF
                               PRESERVATION OF CAPITAL.


Minimum Initial Investment: $5,000
Fiscal Year End: October 31
Dividends Paid: Annually

CHOICE BALANCED FUND
INCEPTION 4/1/00

CLASS A SHARES:                SEEKS CAPITAL APPRECIA-
---------------                TION AND CURRENT
Ticker: CHBLX                  INCOME BY INVESTING
CUSIP: 17037Q202               PRIMARILY IN A DIVERSE
                               GROUP OF DOMESTIC EQUI-
CLASS C SHARES:                TY AND FIXED INCOME
---------------                SECURITIES.
Ticker: CHBCX
CUSIP: 17037Q889



Minimum Initial Investment: $2,500
Fiscal Year End: October 31
Dividends Paid: Quarterly



For additional information, or to receive a current prospectus that explains the funds' investment objectives, risks, and charges and expenses, please visit our website at www.choicefunds.net or call 1-800-392-7107. Please read the prospectus carefully before investing.


                                 [CHOICE LOGO]

    Choice Funds o 5299 DTC Blvd o Suite 1150 o Greenwood Village o CO 80111
                                o 1-800-392-7107

                              WWW.CHOICEFUNDS.NET
                        NOT AUTHORIZED FOR DISTRIBUTION
             UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                         CIM SECURITIES, LLC DISTRIBUTOR

ITEM 2. CODE OF ETHICS.
Not applicable


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.
Not applicable

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. .
Not applicable

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END FUNDS.
Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures, which are designed to ensure that information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported on a timely basis, and that information required to be disclosed in the Report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure, are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11.  EXHIBITS.
(a)(1) Not applicable

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable

(b) Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (and
Item 11(b) of Form N-CSR) is filed and attached hereto as Exhibit 99.906CERT.
..



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Choice Funds

By:      /S/ PATRICK S. ADAMS
         ---------------------
         Patrick S. Adams
         Chief Executive Officer

Date     JUNE 30, 2004
    -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ PATRICK S. ADAMS
         --------------------
         Patrick S. Adams
         Chief Executive Officer

Date     JUNE 30, 2004
    --------------------------

By:      /S/ GREGORY S. DROSE
         --------------------
         Gregory S. Drose
         Chief Financial Officer

Date     JUNE 30, 2004
    ------------------------